Ownership, Nature of Business - Goodwill and other intangibles (Details) - USD ($)		1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Dec. 12, 2018	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 12, 2018	Dec. 31, 2017	Dec. 31, 2016
Goodwill and other intangibles
Amortization period	7 years
Goodwill and other intangible assets	$ 14,451,000				$ 14,451,000
Other intangible assets		$ 3,136,000	$ 0
Amortization of intangibles		$ 23,000	$ 110,000	$ 123,000
Internet segment impairment
Goodwill and other intangibles
Other intangible assets	403,000				403,000
Retail segment impairment
Goodwill and other intangibles
Goodwill and other intangible assets	14,048,000				14,048,000
Other intangible assets	$ 2,760,000				2,760,000
Predecessor
Goodwill and other intangibles
Other intangible assets						$ 924,000
Amortization of intangibles				$ 123,000	$ 630,000	$ 496,000	$ 664,000